RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 1,228	$ 1,021
ICC [Member]
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 326	$ 239